Related Party Transactions - Schedule of remuneration of directors and key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments to key management personnel:
Salaries, consulting and directors' fees	$ 1,271,532	$ 1,179,762	$ 928,637
Share-based payments	235,737	261,794	656.895
Total	$ 1,507,269	$ 1,441,556	$ 1,585,532